Dividends Per Share	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Dividends Per Share
41	DIVIDENDS PER SHARE
The dividends recognized by the Company for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	Dividends per share	Aggregate amount

	(In yen)	(In millions)
For the fiscal year ended March 31, 2024:
Common stock	¥260	¥348,177
For the fiscal year ended March 31, 2023:
Common stock	¥220	¥301,627
For the fiscal year ended March 31, 2022:
Common stock	¥200	¥274,127
The Company proposed to the shareholders the distribution of a dividend of ¥135 per share of common stock totaling ¥177,382 million in respect of the fiscal year ended March 31, 2024. The dividend is subject to the approval at the general meeting of shareholders on June 27, 2024. The consolidated financial statements for the fiscal year ended March 31, 2024 do not include this dividend.